As filed with the U.S. Securities and Exchange Commission on May 25, 2016

File Nos.
333-13601
811-07851

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	62 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	64 [X]

FRANKLIN FUND ALLOCATOR SERIES
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on June 13, 2016 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the registration statement of the Registrant on Form N-1A (the “Amendment”) relates only to the prospectus and statement of additional information (SAI) of Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund and Franklin NextStep Growth Fund, each a series of the Registrant, and does not otherwise delete, amend, or supersede any other information relating to the prospectus or SAI of any other series of the Registrant.  This Amendment updates the registration statement of the above-referenced series under the Securities Act of 1933, and the Investment Company Act of 1940.

EXPLANATORY NOTE

This Amendment No. 62  (Amendment) to the Registration Statement of Franklin Fund Allocator Series(Registrant) on Form N-1A (File No. 811-07851) is being filed under the Securities Act of 1933, as amended (1933 Act), to amend and supplement Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A filed with the U.S. Securities and Exchange Commission (Commission) on February 4, 2016  under the 1940 Act (Accession No. 0001379491-16-002283) (Amendment No. 57), as pertaining to the Part A and Part B of the Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund and Franklin NextStep Growth Fund, each a series of the Registrant.  The Part A and the Part B of the Fund, as filed in Amendment No. 57, are incorporated herein by reference.

FAS5 P1 05/16

SUPPLEMENT DATED MAY 25, 2016

TO THE PROSPECTUS DATED FEBRUARY 5, 2016

OF

FRANKLIN NEXTSTEP CONSERVATIVE FUND

FRANKLIN NEXTSTEP MODERATE FUND

FRANKLIN NEXTSTEP GROWTH FUND

(each, a series of Franklin Fund Allocator Series (Trust))

Effective on June 15, 2016, the Franklin NextStep Conservative Fund, the Franklin NextStep Moderate Fund and the Franklin NextStep Growth Fund series of the Trust (each, a Fund and together, the Funds) will begin offering Advisor Class of shares.  Therefore, the prospectus of the Funds is amended as follows:

I.          The table listing each Fund and its classes on the cover of the prospectus is replaced with the following:

	Class A	Class C	Advisor Class
Franklin NextStep Conservative Fund	FNCAX	FNCDX	Pending
Franklin NextStep Moderate Fund	FNMDX	FNMFX	Pending
Franklin NextStep Growth Fund	FNGBX	FNGCX	Pending

II.         In the Fund Summary for the Franklin NextStep Conservative Fund, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables on page 2 of the prospectus are replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[1]	1.00%	None

1.  There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see “Investments of $1 Million or More” under “Choosing a Share Class”) and purchases by certain retirement plans without an initial sales charge.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class
Management Fees	0.25%	0.25%	0.25%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses[1]	30.47%	30.47%	30.47%
Acquired fund fees and expenses	0.50%	0.50%	0.50%
Total annual fund operating expenses	31.47%	32.22%	31.22%
Fee waiver and expense reimbursement[2]	-30.37%	-30.37%	-30.37%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2]	1.10%	1.85%	0.85%

1.  Other expenses and Acquired fund fees and expenses are based on estimated amounts for the current fiscal year.

2.  Management has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each Class of the Fund do not exceed (and could be less than) 0.35%, until September 30, 2017. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time periods set forth above.

III.       In the Fund Summary for the Franklin NextStep Conservative Fund, the “Example” table on page 3 of the prospectus is replaced with the following:

	1 Year	3 Years
Class A	$681	$5,321
Class C	$288	$5,149
Advisor Class	$87	$4,997
If you do not sell your shares:
Class C	$188	$5,149

IV.       In the Fund Summary for the Franklin NextStep Conservative Fund, the paragraph under “Purchase and Sale of Fund Shares” on page 9 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Advisor Class is only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under “Your Account – Choosing a Share Class – Qualified Investors – Advisor Class” in the Fund's prospectus.  There is no minimum investment for subsequent purchases.

V.        In the Fund Summary for the Franklin NextStep Moderate Fund, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables on page 10 of the prospectus are replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[1]	1.00%	None

1.  There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see “Investments of $1 Million or More” under “Choosing a Share Class”) and purchases by certain retirement plans without an initial sales charge.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class
Management Fees	0.25%	0.25%	0.25%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses[1]	11.80%	11.80%	11.80%
Acquired fund fees and expenses	0.55%	0.55%	0.55%
Total annual fund operating expenses	12.85%	13.60%	12.60%
Fee waiver and expense reimbursement[2]	-11.70%	-11.70%	-11.70%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2]	1.15%	1.90%	0.90%

1.  Other expenses and Acquired fund fees and expenses are based on estimated amounts for the current fiscal year.

2.  Management has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each Class of the Fund do not exceed (and could be less than) 0.35%, until September 30, 2017. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time periods set forth above.

VI.       In the Fund Summary for the Franklin NextStep Moderate Fund, the “Example” table on page 11 of the prospectus is replaced with the following:

	1 Year	3 Years
Class A	$685	$3,007
Class C	$293	$2,761
Advisor Class	$92	$2,520
If you do not sell your shares:
Class C	$193	$2,761

VII.      In the Fund Summary for the Franklin NextStep Moderate Fund, the paragraph under “Purchase and Sale of Fund Shares” on page 17 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Advisor Class is only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under “Your Account – Choosing a Share Class – Qualified Investors – Advisor Class” in the Fund's prospectus.  There is no minimum investment for subsequent purchases.

VIII.     In the Fund Summary for the Franklin NextStep Growth Fund, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables on page 19 of the prospectus are replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[1]	1.00%	None

1.  There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see “Investments of $1 Million or More” under “Choosing a Share Class”) and purchases by certain retirement plans without an initial sales charge.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class
Management Fees	0.25%	0.25%	0.25%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses[1]	29.46%	29.46%	29.46%
Acquired fund fees and expenses	0.60%	0.60%	0.60%
Total annual fund operating expenses	30.56%	31.31%	30.31%
Fee waiver and expense reimbursement[2]	-29.36%	-29.36%	-29.36%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2]	1.20%	1.95%	0.95%

1.  Other expenses and Acquired fund fees and expenses are based on estimated amounts for the current fiscal year.

2.  Management has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each Class of the Fund do not exceed (and could be less than) 0.35%, until September 30, 2017. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time periods set forth above.

IX.       In the Fund Summary for the Franklin NextStep Growth Fund, the “Example” table on page 20 of the prospectus is replaced with the following:

	1 Year	3 Years
Class A	$690	$5,239
Class C	$298	$5,065
Advisor Class	$97	$4,909
If you do not sell your shares:
Class C	$198	$5,065

X.        In the Fund Summary for the Franklin NextStep Growth Fund, the paragraph under “Purchase and Sale of Fund Shares” on page 26 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Advisor Class is only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under “Your Account – Choosing a Share Class – Qualified Investors – Advisor Class” in the Fund's prospectus.  There is no minimum investment for subsequent purchases.

XI.       On page 53 of the prospectus, the table after the first paragraph under the heading “Your Account” is replaced with the following:

Class A	Class C	Advisor Class
Initial sales charge of 5.75% or less	No initial sales charge	See “Qualified Investors – Advisor Class” below
Deferred sales charge of 1% on purchases of $1 million or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months
Lower annual expenses than Class C due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees

The Fund began offering Advisor Class shares on June 15, 2016.

XII.      On pages 56 and 57 of the prospectus, the first, third and fifth bullet points under the sub-heading “Waivers for certain investors” in the section “Your Account – Choosing a Share Class – Class A & C – Sales Charge Waivers” are deleted in their entirety.

XIII.     On page 60 of the prospectus, the following section is added after the section “Your Account – Choosing a Share Class – Class A & C– Reinstatement Privilege:”

Qualified Investors - Advisor Class

The following investors or investments qualify to buy Advisor Class shares of the Fund:

•                     Advisory Fee Programs.  Shares acquired by an investor in connection with a comprehensive fee or other advisory fee arrangement between the investor and a registered broker-dealer, investment advisor, trust company, bank, or other financial intermediary (referred to as the “Sponsor”) in which the investor pays that Sponsor a fee for investment advisory services and the Sponsor or a broker-dealer through whom the shares are acquired has an agreement with Distributors authorizing the sale of Fund shares.  No minimum initial investment.

•                     Governments, municipalities, and tax-exempt entities that meet the requirements for qualification under section 501 of the Internal Revenue Code when purchasing direct from the Fund.

•                     Current employees of securities dealers that have executed a selling agreement with Distributors and their affiliates and their family members, as allowed by the internal policies of their employer.

•                     Current and former officers, trustees, directors, and full-time employees (and, in each case, their family members) of Franklin Templeton Investments or Franklin Templeton funds, (including any foundation, trust or benefit plan maintained, owned, controlled, or established by or for any such person) consistent with our then-current policies. Minimum initial investment: $1,000 ($50 for accounts with an automatic investment plan).

•                     Assets held in accounts managed by a subsidiary of Franklin Resources, Inc.: (1) under an advisory agreement (including sub-advisory agreements); and/or (2) as trustee of an inter vivos or testamentary trust.

•                     Employer Sponsored Retirement Plans (“Plans” or individually, “Plan”) that invest through a record-keeper or third party retirement platform.

•                     Plans with aggregate plan assets of $1 million or more invested directly with Franklin Templeton Investments funds.

•                     Purchases by a bank, trust company or thrift institution that is acting as a fiduciary exercising investment discretion.

•                     Any trust or plan established as part of a qualified tuition program under Section 529 of the Internal Revenue Code.

•                     An individual or entity associated with a current customer of Franklin Templeton Institutional, LLC (FTI, LLC) if approved by FTI, LLC in consultation with its customer.

•                     Unaffiliated U.S. registered mutual funds, including those that operate as "fund of funds."

•                     Assets held in accounts under the recommendation of an investment consultant provided that (1) assets are held with a firm unaffiliated with the investment consultant’s firm; (2) the investment consultant is under a retainer or other similar fee arrangement with its clients; (3) the client is not an individual; and (4) a subsidiary of Franklin Resources, Inc. approves the investment.

•                     Clients  of financial intermediaries who have entered into an agreement with Distributors and have been approved by Distributors to offer Fund shares through a network, platform, or self-directed investment brokerage account that may charge a transaction fee to customers; $100,000 minimum initial investment.

XIV.    On page 68 of the prospectus, the following replaces the third full paragraph under the section “Exchanging Shares – Exchange Privilege – Class A & C:”

Advisor Class

You can exchange your Advisor Class shares for Advisor Class shares of other Franklin Templeton funds. You also may exchange your Advisor Class shares for Class A shares of a fund that does not currently offer an Advisor Class (without any sales charge)* or for Class Z shares of Franklin Mutual Series Funds.

*If you exchange into Class A shares and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class A shares for Advisor Class shares if you are a current shareholder in Advisor Class or you otherwise qualify to buy the fund's Advisor Class shares.

All Classes

The remainder of the “Exchanging Shares” section applies to all classes.

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.

Please keep this supplement with your prospectus for future reference.

FAS5 SA1 05/16

SUPPLEMENT DATED May 25, 2016

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 5, 2016

OF

FRANKLIN NEXTSTEP CONSERVATIVE FUND

FRANKLIN NEXTSTEP MODERATE FUND

FRANKLIN NEXTSTEP GROWTH FUND

(each, a series of Franklin Fund Allocator Series (Trust))

Effective on June 15, 2016, the Franklin NextStep Conservative Fund, the Franklin NextStep Moderate Fund and the Franklin NextStep Growth Fund series of the Trust (each, a Fund and together, the Funds) will begin offering Advisor Class of shares.  Therefore, the statement of additional information (SAI) of the Funds is amended as follows:

I.          The table listing each Fund and its classes on the cover of the SAI is replaced with the following:

Class
	A	C	Advisor
Franklin NextStep Conservative Fund	FNCAX	FNCDX	Pending
Franklin NextStep Moderate Fund	FNMDX	FNMFX	Pending
Franklin NextStep Growth Fund	FNGBX	FNGCX	Pending

II.         The second full paragraph under “Organization, Voting Rights and Principal Holders” on page 85 of the SAI is replaced with the following:

The Fund currently offers three classes of shares, Class A, Class C and Advisor Class. The Fund began offering Advisor Class shares on June 15, 2016.  The Fund may offer additional classes of shares in the future.  The full title of each class is:

•         Franklin NextStep Conservative Fund - Class A

•         Franklin NextStep Conservative Fund - Class C

•         Franklin NextStep Conservative Fund – Advisor Class

•         Franklin NextStep Moderate Fund - Class A

•         Franklin NextStep Moderate Fund - Class C

•         Franklin NextStep Moderate Fund – Advisor Class

•         Franklin NextStep Growth Fund - Class A

•         Franklin NextStep Growth Fund - Class C

•         Franklin NextStep Growth Fund – Advisor Class

III.       The second full paragraph under “Buying and Selling Shares – Initial sales charges” on page 86 of the SAI is replaced with the following:

Initial sales charges   The maximum initial sales charge is 5.75% for Class A. There is no initial sales charge for Class C or Advisor Class.

1

IV.       The following is added after the first full paragraph under “The Underwriter” on page 91 of the SAI:

Distributors does not receive compensation from the Fund for acting as underwriter of the Fund's Advisor Class shares.

V.        The sub-heading “Distribution and service (12b-1) fees” under “The Underwriter” on page 91 of the SAI is replaced with “Distribution and service (12b-1) fees – Class A and C.”

Please keep this supplement with your Statement of Additional Information for future reference.

2

FRANKLIN FUND ALLOCATOR SERIES
FILE NOS. 811-07851 & 333-13601

PART C
OTHER INFORMATION

Item 28. Exhibits.

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a) Agreement and Declaration of Trust

(i)

Amended and Restated Agreement and Declaration of Trust of Franklin Templeton Fund Allocator Series dated May 21, 2007

Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 29, 2008

(b) By-Laws

(i)

Amended and Restated By-Laws of Franklin Templeton Fund Allocator Series dated May 21, 2007

Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 29, 2008

(c) Instruments Defining Rights of Security Holders

(i)	Amended and Restated Agreement and Declaration of Trust
(a) Article III, Shares
(b) Article V, Shareholders’ Voting Powers and Meetings
(c) Article VI, Net Asset Value, Distributions and Redemptions
(d) Articles VIII
(e) Miscellaneous – Section 1, 4, 5 and 6

(ii)	Amended and Restated By-Laws
(a) Article II, Meetings of Shareholders
(b) Article VII, Records and Reports – Section 1, 2, 3 and 5
(c) Article IX, General Matters: - Sections 3 and 4
(d) Articles X, Amendments – Section 1

(iii)	Part B: Statement of Additional Information – Item 22

(d) Investment Advisory Contracts

(i)

Amended and Restated Investment Advisory and Asset Allocation Agreement between Registrant on behalf Franklin Templeton Conservative Target Fund, Franklin Templeton Moderate Target Fund and Franklin Templeton Growth Target Fund and Franklin Advisers, Inc. dated May 1, 2013

Filing: Post-Effective Amendment No. 40 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: September 27, 2013

(ii)

Amended and Restated Investment Management and Asset Allocation Agreement between Registrant on behalf of Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund and Franklin Templeton 2045 Retirement Target Fund and Franklin Advisers, Inc. dated May 1, 2013

Filing: Post-Effective Amendment No. 40 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: September 27, 2013

(iii)

Investment Management and Asset Allocation Agreement between Registrant on behalf of Franklin LifeSmart™ 2020 Retirement Target Fund, Franklin LifeSmart™ 2030 Retirement Target Fund, Franklin LifeSmart™ 2040 Retirement Target Fund, Franklin LifeSmart™ 2050 Retirement Target Fund and Franklin Advisers, Inc. dated June 3, 2013

Filing: Post-Effective Amendment No. 40 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: September 27, 2013

(iv)

Investment Management and Asset Allocation Agreement between Registrant on behalf of Franklin LifeSmart™ 2055 Retirement Target Fund and Franklin Advisers, Inc. dated May 1, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(v)

Investment Management Agreement between Registrant on behalf of Franklin Payout 2017 Fund, Franklin Payout 2018 Fund, Franklin Payout 2019 Fund, Franklin Payout 2020 Fund and Franklin Payout 2021 Fund and Franklin Advisers, Inc. dated June 1, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(vi)

Investment Management Agreement between Registrant on behalf of Franklin Payout 2022 Fund and Franklin Payout 2023 Fund and Franklin Advisers, Inc. dated June 1, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(vii)

Investment Management Agreement between Registrant on behalf of Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund, Franklin NextStep Growth Fund and Franklin Advisers, Inc. dated February 5, 2016

Filing: Post-Effective Amendment No. 57 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: February 4, 2016

(viii)

Amended and Restated Investment Management Agreement between Registrant on behalf of Franklin LifeSmart™ Retirement Income Fund and Franklin Advisers, Inc. dated April 11, 2016

Filing: Post-Effective Amendment No. 60 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: April 27, 2016

(ix)

Subadvisory Agreement on behalf of Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund, Franklin NextStep Growth Fund, between Franklin Advisers, Inc. and Franklin Templeton Investments Corp. dated February 5, 2016

Filing: Post-Effective Amendment No. 57 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: February 4, 2016

(x)

Subadvisory Agreement on behalf of Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund, Franklin NextStep Growth Fund, between Franklin Advisers, Inc. and K2/D&S Management Co., L.L.C dated February 5, 2016

Filing: Post-Effective Amendment No. 57 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: February 4, 2016

(e) Underwriting Contracts

(i)

Distribution Agreement dated January 1, 2011 and amended Attachment A dated September 17, 2013 between Registrant and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 40 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: September 27, 2013

(ii)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: February 15, 2011

(f) Bonus or Profit Sharing Contracts

Not Applicable

(g) Custodian Agreements

(i)

Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: December 27, 1996

(ii)

Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 3 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 21, 1998

(iii)

Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 3 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 21, 1998

(iv)	Amendment dated May 2, 2016 to Exhibit A of the Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

(v)

Amendment dated May 16, 2001 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: November 29, 2001

(vi)	Amendment dated May 2, 2016 to Schedule 1 of the Amendment dated May 16, 2001, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

(vii)

Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New  York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: November 29, 2001

(viii)

Amendment dated February 8, 2016 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 59 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2016

(ix)

Amendment dated November 19, 2014 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 47 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: February 13, 2015

(x)

Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: June 30, 1997

(xi)	Amendment dated May 2, 2016 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

(h) Other Material Contracts

(i)

Amended and Restated Fund Administration Agreement between Registrant on behalf of Franklin Templeton Founding Funds Allocation Fund and Franklin Templeton Services, LLC dated February 28, 2012

Filing: Post-Effective Amendment No. 30 to Registration

Statement on Form N-1A

Filing Date: April 26, 2012

(ii)

Amended and Restated Fund Administration Agreement between Registrant on behalf of Franklin Templeton Corefolio Allocation Fund and Franklin Templeton Services, LLC dated February 28, 2012

Filing Post-Effective Amendment No. 30 to Registration

Statement on Form N-1A

Filing Date: April 26, 2012

(iii)

Subcontract for Fund Administrative Services on behalf of Franklin LifeSmart 2015 Retirement Target Fund, Franklin LifeSmart 2020 Retirement Target Fund, Franklin LifeSmart 2025 Retirement Target Fund, Franklin LifeSmart 2030 Retirement Target Fund, Franklin LifeSmart 2035 Retirement Target Fund, Franklin LifeSmart 2040 Retirement Target Fund, Franklin LifeSmart 2045 Retirement Target Fund, Franklin LifeSmart 2050 Retirement Target Fund, Franklin Templeton Conservative Allocation Fund, Franklin Templeton Growth Allocation Fund and Franklin Templeton Moderate Allocation Fund between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated May 1, 2013 and amended as of May 1, 2014

Filing: Post-Effective Amendment No. 48 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: February 27, 2015

(iv)

Amended and Restated Transfer Agent and Shareholder Services Agreement dated June 1, 2014 between Registrant and Franklin Templeton Investor Services, LLC

Filing: Post-Effective Amendment No. 45 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: September 26, 2014

(v)

Subcontract for Fund Administrative Services on behalf of Franklin LifeSmart™ 2055 Retirement Target Fund between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated May 1, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(vi)

Subcontract for Fund Administrative Services on behalf of Franklin Payout 2017 Fund, Franklin Payout 2018 Fund, Franklin Payout 2019 Fund, Franklin Payout 2020 Fund, Franklin Payout 2021 Fund, Franklin Payout 2022 Fund and Franklin Payout 2023 Fund between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated June 1, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(vii)

Subcontract for Fund Administrative Services on behalf of Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund and Franklin NextStep Growth Fund dated February 5, 2016

Filing: Post-Effective Amendment No. 57 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: February 4, 2016

(i) Legal Opinion

(i)	Opinion and Consent of Counsel dated September 15, 1998 Filing: Post-Effective Amendment No. 3 to Registration Statement on Form N-1A File No. 333-13601 Filing Date: September 21, 1998

(ii)

Opinion and Consent of Counsel dated June 26, 2013 for Franklin LifeSmart™ 2020 Retirement Target Fund, Franklin LifeSmart™ 2030 Retirement Target Fund, Franklin LifeSmart™ 2040 Retirement Target Fund and Franklin LifeSmart™ 2050 Retirement Target Fund

Filing: Post-Effective Amendment No. 38 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: June 27, 2013

(iii)

Opinion and Consent of Counsel dated April 27, 2015 for Franklin LifeSmart™ 2055 Retirement Target Fund

Filing: Post-Effective Amendment No. 50 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: April 27, 2015

(iv)

Opinion and Consent of Counsel dated May 28, 2015 for Franklin Payout 2017 Fund, Franklin Payout 2018 Fund, Franklin Payout 2019 Fund, Franklin Payout 2020 Fund, Franklin Payout 2021 Fund, Franklin Payout 2022 Fund and Franklin Payout 2023 Fund

Filing: Post-Effective Amendment No. 52 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: May 28, 2015

(v)

Opinion and Consent of Counsel dated February 3, 2016 with respect to Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund and Franklin NextStep Growth Fund

Filing: Post-Effective Amendment No. 59 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2016

(j) Other Opinions

Not Applicable

(k) Omitted Financial Statements

Not Applicable

(l) Initial Capital Agreements

(i)

Subscription Agreement between Registrant on behalf of Franklin Templeton Conservative Target Fund, Franklin Templeton Moderate Target Fund and Franklin Templeton Growth Target Fund and Franklin Resources, Inc. dated December 19, 1996

Filing: Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: December 27, 1996

(ii)

Subscription Agreement between Registrant on behalf of Franklin Templeton Corefolio Allocation Fund, and Franklin Resources, Inc. dated August 15, 2003

Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: May 19, 2004

(iii)

Subscription Agreement between Registrant on behalf of Franklin Templeton Founding Funds Allocation Fund and Franklin Resources, Inc. dated August 15, 2003

Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: May 19, 2004

(iv)

Subscription Agreement between Registrant on behalf of Franklin Templeton 2015 Retirement Target Fund and Franklin Resources, Inc. dated July 31, 2006

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 28, 2009

(v)

Subscription Agreement between Registrant on behalf of Franklin Templeton 2025 Retirement Target Fund and Franklin Resources, Inc. dated July 31, 2006

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 28, 2009

(vi)

Subscription Agreement between Registrant on behalf of Franklin Templeton 2035 Retirement Target Fund and Franklin Resources, Inc. dated July 31, 2006

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 28, 2009

(vii)

Subscription Agreement between Registrant on behalf of Franklin Templeton 2045 Retirement Target Fund and Franklin Resources, Inc. dated July 31, 2006

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 28, 2009

(m) Rule 12b-1 Plan

(i)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Templeton Conservative Target Fund and Franklin Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 22 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(ii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Templeton Moderate Target Fund and Franklin Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 22 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(iii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Templeton Growth Target Fund and Franklin Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(iv)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Templeton Conservative Target Fund, Franklin Templeton Moderate Target Fund and Franklin Templeton Growth Target Fund and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(v)

Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Templeton Conservative Target Fund, Franklin Templeton Moderate Target Fund and Franklin Templeton Growth Target Fund and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 2, 2010

(vi)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Templeton Corefolio Allocation Fund and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(vii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Templeton Founding Funds Allocation Fund and Franklin/Templeton Distributors, Inc. dated May 1, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(viii)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Templeton Corefolio Allocation Fund, Franklin Templeton Founding Funds Allocation Fund and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(ix)

Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Templeton Corefolio Allocation Fund, Franklin Templeton Founding Funds Allocation Fund and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(x)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Templeton 2015 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(xi)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Templeton 2025 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(xii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Templeton 2035 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(xiii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Templeton 2045 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: March 1, 2010

(xiv)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund and Franklin Templeton 2045 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-1A

File No. 333-165905

Filing Date: August 13, 2010

(xv)

Amended and Restated Class R Distribution Plan pursuant to Rule12b-1 between Registrant on behalf of Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund and Franklin Templeton 2045 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-1A

File No. 333-165905

Filing Date: August 13, 2010

(xvi)

Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin LifeSmart™ 2020 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated June 1, 2013

Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 27, 2013

(xvii)

Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin LifeSmart 2030 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated June 1, 2013

Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 27, 2013

(xviii)

Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin LifeSmart 2040 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated June 1, 2013

Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 27, 2013

(xix)

Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin LifeSmart 2050 and Franklin/Templeton Distributors, Inc. dated June 1, 2013

Filing: Post-Effective Amendment No. 40 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: September 27, 2013

(xx)

Class C Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin LifeSmart™ 2020 Retirement Target Fund, Franklin LifeSmart™ 2030 Retirement Target Fund, Franklin LifeSmart™ 2040 Retirement Target Fund, Franklin LifeSmart™ 2050 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated June 1, 2013

Filing: Post-Effective Amendment No. 35 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 16, 2013

(xxi)

Class R Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin LifeSmart™ 2020 Retirement Target Fund, Franklin LifeSmart™ 2030 Retirement Target Fund, Franklin LifeSmart™ 2040 Retirement Target Fund, Franklin LifeSmart™ 2050 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated June 1, 2013

Filing: Post-Effective Amendment No. 35 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: April 16, 2013

(xxii)

Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin LifeSmart™ 2055 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated May 1, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(xxiii)

Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin LifeSmart™ 2055 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated May 1, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(xxiv)

Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin LifeSmart™ 2055 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated May 1, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(xxv)

Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund and Franklin NextStep Growth Fund and Franklin/Templeton Distributors, Inc. dated February 5, 2016

Filing: Post-Effective Amendment No. 57 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: February 4, 2016

(xxvi)

Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund and Franklin NextStep Growth Fund and Franklin/Templeton Distributors, Inc. dated February 5, 2016

Filing: Post-Effective Amendment No. 57 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: February 4, 2016

(n) Rule 18f-3 Plan

(i)

Multiple Class Plan for Franklin Templeton Corefolio Allocation Fund and Franklin Templeton Founding Funds Allocation Fund dated November, 18, 2003

Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: May 16, 2006

(ii)

Amended and Restated Multiple Class Plan for Franklin Templeton Conservative Allocation Fund, Franklin Templeton Growth Allocation Fund and Franklin Templeton Moderate Allocation Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 35 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: April 16, 2013

(iii)

Amended and Restated Multiple Class Plan for Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund and Franklin Templeton 2045 Retirement Target Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 35 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: April 16, 2013

(iv)

Multiple Class Plan for Franklin LifeSmart™ 2020 Retirement Target Fund, Franklin LifeSmart™ 2030 Retirement Target Fund, Franklin LifeSmart™ 2040 Retirement Target Fund, Franklin LifeSmart™ 2050 Retirement Target Fund dated June 1, 2013

Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 27, 2013

(v)

Multiple Class Plan for Franklin LifeSmart™ 2055 Retirement Target Fund dated December 4, 2014

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(vi)

Multiple Class Plan for Franklin Payout 2017 Fund dated February 24, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(vii)

Multiple Class Plan for Franklin Payout 2018 Fund dated February 24, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(viii)

Multiple Class Plan for Franklin Payout 2019 Fund dated February 24, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(ix)

Multiple Class Plan for Franklin Payout 2020 Fund dated February 24, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(x)

Multiple Class Plan for Franklin Payout 2021 Fund dated February 24, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(xi)

Multiple Class Plan for Franklin Payout 2022 Fund dated February 24, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(xii)

Multiple Class Plan for Franklin Payout 2023 Fund dated February 24, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(xiii)	Amended and Restated Multiple Class Plan for Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund and Franklin NextStep Growth Fund dated April 12, 2016

(p) Code of Ethics

(i)	Code of Ethics dated May 1, 2013 Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A File No. 333-13601 Filing Date: April 28, 2014

(q) Power of Attorney

(i)	Power of Attorney dated June 13, 2013 Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A File No. 333-13601 Filing Date: September 27, 2013

(ii)	Power of Attorney dated October 1, 2014 – Mary C. Choksi Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A File No. 333-13601 Filing Date: February 13, 2015

Item 29.    Persons Controlled by or Under Common Control with Registrant

None

Item 30.    Indemnification

The Amended and Restated Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.    Business and Other Connections of the Investment Adviser

(a) Franklin Advisers, Inc. (Advisers)

The officers and directors of Advisers also serve as officers and/or directors/trustees for (1) Advisers' corporate parent, Franklin Resources, Inc. (Resources), and/or (2) other investment companies in Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(b) Franklin Templeton Institutional, LLC (FT Institutional)

FT Institutional is an indirect, wholly owned subsidiary of Resources. FT Institutional serves as sub-adviser to Franklin Templeton Multi-Asset Real Return Fund. The officers of FT Institutional also serve as officers for (1) Resources and/or (2) other investment companies in the Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of FT Institutional (SEC File 801-60684), incorporated herein by reference, which sets forth the officers of FT Institutional and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers during the past two years.

(c)   Franklin Templeton Investments Corp. (FTIC),

FTIC serves as sub-adviser to Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund and Franklin NextStep Growth Fund. The officers and/or directors/trustees also serve as officers for (1) Resources and/or (2) other investment companies in Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of FTIC (SEC File 801-58185), incorporated herein by reference, which sets forth the officers and directors of FTIC and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(d)   K2/D&S Management Co., L.L.C. (K2 Advisors)

K2 Advisors serves as sub-adviser to Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund and Franklin NextStep Growth Fund. For additional information please see Part B and Schedules A and D of Form ADV of K2 Advisors (SEC File 801-61852) incorporated herein by reference, which set forth the officers and directors of K2 Advisors and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32.    Principal Underwriters

(a)   Franklin/Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin Alternative Strategies Funds
Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin ETF Trust
Franklin Federal Tax-Free Income Fund
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Municipal Securities Trust
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Free Trust
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin U.S. Government Money Fund
Franklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

(b)   The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

(c)   Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33.    Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906 or its shareholder services agent, Franklin Templeton Investor Services LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.    Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.    Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 24th day of May, 2016.

FRANKLIN FUND ALLOCATOR SERIES

(Registrant)

By:   /s/Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

EDWARD B. JAMIESON*	Chief Executive Officer-Investment Management
Edward B. Jamieson	Dated: May 24, 2016

LAURA F. FERGERSON*	Chief Executive Officer-Finance and Administration
Laura F. Fergerson	Dated: May 24, 2016

GASTON GARDEY*	Chief Financial Officer and Chief Accounting Officer
Gaston Gardey	Dated: May 24, 2016

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: May 24, 2016

MARY C. CHOKSI*	Trustee
Mary C. Choksi	Dated: May 24, 2016

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: May 24, 2016

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: May 24, 2016

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: May 24, 2016

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Dated: May 24, 2016

FRANK A. OLSON*

Trustee
Frank A. Olson	Dated: May 24, 2016

LARRY D. THOMPSON*

Trustee
Larry D. Thompson	Dated: May 24, 2016

JOHN B. WILSON*	Trustee
John B. Wilson	Dated: May 24, 2016

*By:  /s/Karen L. Skidmore

Karen L. Skidmore, Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

FRANKLIN FUND ALLOCATOR SERIES

REGISTRATION STATEMENT

EXHIBIT INDEX

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION

EX-99(g)(iv)	Amendment dated May 2, 2016 to Exhibit A of the Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

EX-99(g)(vi)	Amendment dated May 2, 2016 to Schedule 1 of the Amendment dated May 16, 2001, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

EX-99(g)(xi)	Amendment dated May 2, 2016 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

EX-99(n)(xiii)	Amended and Restated Multiple Class Plan for Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund and Franklin NextStep Growth Fund dated April 12, 2016